Offerings - Offering: 1	Oct. 15, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Fee Rate	0.01531%
Offering Note	An indeterminate amount or number of shares of Class A Common Stock is being registered and may from time to time be sold at indeterminate prices. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.